Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Derivative Liabilities - Unique Logistics International, Inc. [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Level 1 [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Derivative Liabilities [Line Items]
Derivative liabilities as May 31, 2022
Addition
Changes in fair value
Derivative liabilities as May 31, 2023
Level 2 [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Derivative Liabilities [Line Items]
Derivative liabilities as May 31, 2022
Addition
Changes in fair value
Derivative liabilities as May 31, 2023
Level 3 [Member]
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Derivative Liabilities [Line Items]
Derivative liabilities as May 31, 2022	12,437,994
Addition		8,417,296
Changes in fair value	(879,733)	4,020,698
Derivative liabilities as May 31, 2023	$ 11,558,261	$ 12,437,994